Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Effective income tax rate continuing operations	26.60%	32.00%
Federal statutory tax rate	35.00%	35.00%	35.00%	34.00%
Unrecognized tax benefits and related interest	$ 10.0		$ 7.3	$ 6.2	$ 6.2	$ 6.2